Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Leases of assets	$ 5,000
Customers trade receivable percentage	50.00%
Net interest expense	$ 268	$ 67	$ 60
Remeasurements	222	195	47
Non current other liabilities	2,329
Other liabilities	185
Increasing cost of sales	1,639
Sales and marketing expense	232
Administrative expense	643
Costs of defined benefit plans	28,494	25,051	27,421
Administrative expenses of defined benefit plans	41,329	31,973	29,139
Sales and marketing expense	$ 36,304	$ 30,227	$ 19,774
Interest joint venture	50.00%
Voting rights, percentage	50.00%